Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Document Period End Date	Aug. 31, 2024
C000214506 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes SDG Engagement High Yield Credit Fund
Class Name	Institutional Shares
Trading Symbol	FHHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the ICE BofA Global High Yield Constrained USD Hedged Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide current income and long-term capital appreciation alongside positive societal impact.
Top Contributors to Performance
  From a sector allocation perspective, the Fund’s overweight positioning in Banking, Utility and Basic Industry were top contributors to its relative performance.
  The Fund’s overweight exposure to European and UK Banks contributed to returns with Natwest, Barclays and BNP Paribas recording strong returns over the period.
  From a regional perspective, the Fund’s overweight positioning in Western Europe and the UK contributed to relative performance.
  Performance was positively affected during the reporting period by the Fund's use of credit default swap index contracts as a proxy for market beta. The Fund also made use of U.S. Treasury notes and short government bond futures to manage performance-at-risk that can arise from changes in interest rates. As such, contribution from Fund performance attributed to interest rate duration was additive to the performance of these securities.
Top Detractors from Performance
  From a sector allocation perspective, the Fund’s underweight positioning in the more cyclical sectors such as Leisure and Energy detracted the most from performance.
  At the individual holdings level, the Fund’s lack of exposure to Charter Communications (Media) and Petroleos Mexicanos (Energy) as well as its overweight exposure to Ardagh (Capital Goods) detracted the most from performance.
  From a ratings standpoint, the Fund’s underweight positioning in lower quality-rated securities (B-rated and below) detracted the most as these outperformed over the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: September 26, 2019 through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception
Institutional Shares[1]	12.86%	3.84%
Bloomberg Global Aggregate Index[2]	6.90%	-1.21%
ICE BofA Global High Yield Constrained USD Hedged Index	13.39%	3.91%
Lipper Global High Yield Funds	12.05%	3.55%
[1]	Commenced operations on September 26, 2019.
[2]	The Fund has designated the Bloomberg Global Aggregate Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Performance Inception Date	Sep. 26, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 13, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 80,246,750
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 19,693
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$80,246,750
Number of Investments	197
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$19,693

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective May 13, 2024, Fraser Lundie no longer serves as the Fund’s portfolio manager. All other portfolio management team members continue to manage the Fund.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000214509 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes SDG Engagement High Yield Credit Fund
Class Name	Class R6 Shares
Trading Symbol	FHHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the ICE BofA Global High Yield Constrained USD Hedged Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide current income and long-term capital appreciation alongside positive societal impact.
Top Contributors to Performance
  From a sector allocation perspective, the Fund’s overweight positioning in Banking, Utility and Basic Industry were top contributors to its relative performance.
  The Fund’s overweight exposure to European and UK Banks contributed to returns with Natwest, Barclays and BNP Paribas recording strong returns over the period.
  From a regional perspective, the Fund’s overweight positioning in Western Europe and the UK contributed to relative performance.
  Performance was positively affected during the reporting period by the Fund's use of credit default swap index contracts as a proxy for market beta. The Fund also made use of U.S. Treasury notes and short government bond futures to manage performance-at-risk that can arise from changes in interest rates. As such, contribution from Fund performance attributed to interest rate duration was additive to the performance of these securities.
Top Detractors from Performance
  From a sector allocation perspective, the Fund’s underweight positioning in the more cyclical sectors such as Leisure and Energy detracted the most from performance.
  At the individual holdings level, the Fund’s lack of exposure to Charter Communications (Media) and Petroleos Mexicanos (Energy) as well as its overweight exposure to Ardagh (Capital Goods) detracted the most from performance.
  From a ratings standpoint, the Fund’s underweight positioning in lower quality-rated securities (B-rated and below) detracted the most as these outperformed over the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: September 26, 2019 through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception
Class R6 Shares[1]	12.91%	3.88%
Bloomberg Global Aggregate Index[2]	6.90%	-1.21%
ICE BofA Global High Yield Constrained USD Hedged Index	13.39%	3.91%
Lipper Global High Yield Funds	12.05%	3.55%
[1]
The Fund’s Class R6 Shares commenced operations on June 11, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares, which commenced operations on September 26, 2019. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.

[2]	The Fund has designated the Bloomberg Global Aggregate Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Performance Inception Date	Jun. 11, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 13, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 80,246,750
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 19,693
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$80,246,750
Number of Investments	197
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$19,693

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective May 13, 2024, Fraser Lundie no longer serves as the Fund’s portfolio manager. All other portfolio management team members continue to manage the Fund.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation